Warrant liabilities	6 Months Ended
Jun. 30, 2022
Warrant Liabilities [Abstract]
Warrant liabilities

16	Warrant liabilities
The Reverse Recapitalization has included the issuance of 17,352,363 warrants. Warrants entitle the holder to purchase 22,384,585 Class A ordinary share of the Company at an exercise price of
$8.91
per 1.29 share. The warrants are exercisable from
 June 17, 2022 and will expire on May 18, 2027.
The warrants are listed on NASDAQ under the trading symbol “PRENW”.
The warrants are measured based on the binominal option pricing model.

Movement of the balance during the six months ended June 30, 2022 is as follow:

2022 $
At January 1	—
Assumption of warrant upon the Reverse Recapitalization	6,186,423
Issuance of warrant during the period	585,000
Change in fair value recognized in profit or loss	1,539,577

At June 30	8,311,000